Common Shares - The effects of the Corporation's purchase and cancellation of the common shares (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	May 24, 2022	May 25, 2021
Disclosure of classes of share capital [line items]
Amount recorded in deficit	$ (2,514)	$ (2,453)
Percentage of public float of common shares			7.16%	7.16%
Shares repurchased but not cancelled	164,300	0
Payments for shares repurchased but not cancelled	$ 52
NCIB Program
Disclosure of classes of share capital [line items]
Total shares purchased	4,342,300	0
Average purchase price per share	$ 12.48	$ 0
Total cost (millions)	$ 54	$ 0
Weighted average book value of shares cancelled	46	0
Amount recorded in deficit	$ (8)	$ 0
Repurchase of maximum common shares (in shares)			14,000,000	14,000,000